STOCK OPTIONS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 27, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	466,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0		194,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0		$ 3.75
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 699,807		$ 851,161
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 1 month 24 days		1 year 4 months 24 days
Share-based Compensation		$ 181,354	$ 0	$ 359,303	$ 0
Share Price				$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.26%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation		$ 151,354
Share Price				$ 8.70
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				79.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.99%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 3 months
Panza
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	194,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	May 26, 2020